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                                                                     May 5, 2003


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:     Office of Filings, Information & Consumer Services

         RE:   Forward Funds, Inc. (the "Company")
               Forward Hansberger International Growth Fund
               Forward Hoover Small Cap Equity Fund
               Forward Hoover Mini-Cap Fund
               Forward Uniplan Real Estate Investment Fund
               Sierra Club Balanced Fund
               Sierra Club Stock Fund (the "Funds")
               File Nos. 333-37367 and 811-8419
               --------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 20 to the Company's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on May 1, 2003 (Accession #0000898430-03-002730).

     If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0560.

                                  Very truly yours,

                                  /s/ Amy M. Kelley
                                  -----------------------------------
                                  Amy M. Kelley
                                  Regulatory Administrator